Consolidated Statement of Comprehensive Income (unaudited) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement Of Comprehensive Income [Abstract]
Loss for the period	$ (22,645)	$ (24,544)
Items that may be reclassified to profit and loss
Exchange differences on translation of foreign operations	(349)	408
Items that will not be reclassified to profit and loss
Financial assets at fair value through other comprehensive income	154	81
Other comprehensive (loss)/income for the period, net of tax	(195)	489
Total comprehensive losses attributable to the owners of Mesoblast Limited	$ (22,840)	$ (24,055)